Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “Compensation Actually Paid” (or “CAP”), as defined by SEC rules, and certain of our financial performance metrics. For further information concerning our variable pay-for-performance
philosophy and how we align executive compensation with our performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	AFFO per Share
					Total Shareholder Return	Peer Group Total Shareholder Return

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$11,261,032	$7,851,613	$3,504,909	$2,695,520	$109.31	$100.41	$501,812	$13.08
2022	$13,334,754	($4,794,761)	$5,207,307	($1,385,547)	$119.01	$100.87	$461,429	$12.25
2021	$9,995,179	$32,023,793	$3,949,044	$11,961,853	$163.70	$140.99	$237,624	$10.74
2020	$12,819,044	$26,154,495	$4,956,287	$9,750,582	$117.81	$105.39	$24,104	$9.43
Column (b)
. Reflects compensation amounts reported in the “Summary Compensation Table” or “SCT” for our former CEO, Jeffrey A. Stoops, for the respective years shown.
Column (c)
. CAP for our former CEO in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) do not reflect the actual amount of compensation earned by or paid to our former CEO during the applicable year. For information regarding decisions made by our Compensation Committee with respect to the former CEO’s compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statements for the 2023, 2022 and 2021 annual meetings of shareholders.

Year	2020	2021	2022	2023
CEO	Mr. Stoops	Mr. Stoops	Mr. Stoops	Mr. Stoops
SCT Total Compensation ($)	12,819,044	9,995,179	13,334,754	11,261,032
Less: Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date ($)	(10,198,671)	(7,172,549)	(9,901,690)	(8,148,621)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	9,276,084	13,925,505	7,855,626	7,606,781
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	6,726,551	20,039,610	(11,218,937)	(1,005,888)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	7,531,487	(4,763,952)	(4,864,514)	(1,656,336)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	(205,355)

Compensation Actually Paid ($)	26,154,495	32,023,793	(4,794,761)	7,851,613
Equity Valuations: For performance restricted stock unit awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end
fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end
date. For options awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant fiscal year-end
dates using the Black-Scholes option pricing model.
Column (d)
. The following non-CEO named executive officers are included in the average figures shown for 2022, 2021 and 2020: Brendan T. Cavanagh, Kurt L. Bagwell, Thomas P. Hunt and Jason V. Silberstein and for 2023: Brendan T. Cavanagh, Jason V. Silberstein, Mark R. Ciarfella, and Richard M. Cane.
Column (e)
. Average CAP for our
non-CEO
NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-CEO
NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-CEO
NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statements for the 2023, 2022 and 2021 annual meetings of shareholders.

Year	2020	2021	2022	2023
Non-CEO NEOs	See column (d) note	See column (d) note	See column (d) note	See column (d) note
SCT Total Compensation ($)	4,956,287	3,949,044	5,207,307	3,504,909
Less: Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date ($)	(3,734,188)	(2,585,499)	(3,598,186)	(2,283,870)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	3,396,388	5,019,747	2,854,664	2,132,004
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	2,427,861	7,293,395	(4,086,208)	(233,781)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	2,704,234	(1,714,834)	(1,763,124)	(376,014)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	(47,728)
Compensation Actually Paid ($)	9,750,582	11,961,853	(1,385,547)	2,695,520
Equity Valuations: For performance restricted stock unit awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end
fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end
date. For options awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant fiscal year-end
dates using the Black-Scholes option pricing model.
Column (f)
. For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of SBA for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.
Column (g
). For the relevant fiscal year, represents the cumulative TSR of our Large Public Tower Company Peer Group for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively. The Large Public Tower Company Peer Group for each of 2023, 2022, 2021 and 2020 consisted of the following companies: American Tower Corporation and Crown Castle International Corp.
Column (h)
. Reflects “Net Income” in our consolidated income statements included in our Annual Reports on Form
10-K
for each of the years ended December 31, 2023, 2022, 2021 and 2020.
Column (i)
. Company-selected Measure is AFFO per Share, which is described below.

Company Selected Measure Name	AFFO per Share
Named Executive Officers, Footnote	The following non-CEO named executive officers are included in the average figures shown for 2022, 2021 and 2020: Brendan T. Cavanagh, Kurt L. Bagwell, Thomas P. Hunt and Jason V. Silberstein and for 2023: Brendan T. Cavanagh, Jason V. Silberstein, Mark R. Ciarfella, and Richard M. Cane.
Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of our Large Public Tower Company Peer Group for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively. The Large Public Tower Company Peer Group for each of 2023, 2022, 2021 and 2020 consisted of the following companies: American Tower Corporation and Crown Castle International Corp.
PEO Total Compensation Amount	$ 11,261,032	$ 13,334,754	$ 9,995,179	$ 12,819,044
PEO Actually Paid Compensation Amount	$ 7,851,613	(4,794,761)	32,023,793	26,154,495
Adjustment To PEO Compensation, Footnote
Column (c)
. CAP for our former CEO in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) do not reflect the actual amount of compensation earned by or paid to our former CEO during the applicable year. For information regarding decisions made by our Compensation Committee with respect to the former CEO’s compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statements for the 2023, 2022 and 2021 annual meetings of shareholders.

Year	2020	2021	2022	2023
CEO	Mr. Stoops	Mr. Stoops	Mr. Stoops	Mr. Stoops
SCT Total Compensation ($)	12,819,044	9,995,179	13,334,754	11,261,032
Less: Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date ($)	(10,198,671)	(7,172,549)	(9,901,690)	(8,148,621)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	9,276,084	13,925,505	7,855,626	7,606,781
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	6,726,551	20,039,610	(11,218,937)	(1,005,888)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	7,531,487	(4,763,952)	(4,864,514)	(1,656,336)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	(205,355)

Compensation Actually Paid ($)	26,154,495	32,023,793	(4,794,761)	7,851,613
Equity Valuations: For performance restricted stock unit awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end
fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end
date. For options awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant fiscal year-end
dates using the Black-Scholes option pricing model.

Non-PEO NEO Average Total Compensation Amount	$ 3,504,909	5,207,307	3,949,044	4,956,287
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,695,520	(1,385,547)	11,961,853	9,750,582
Adjustment to Non-PEO NEO Compensation Footnote
Column (e)
. Average CAP for our
non-CEO
NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-CEO
NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-CEO
NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statements for the 2023, 2022 and 2021 annual meetings of shareholders.

Year	2020	2021	2022	2023
Non-CEO NEOs	See column (d) note	See column (d) note	See column (d) note	See column (d) note
SCT Total Compensation ($)	4,956,287	3,949,044	5,207,307	3,504,909
Less: Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date ($)	(3,734,188)	(2,585,499)	(3,598,186)	(2,283,870)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	3,396,388	5,019,747	2,854,664	2,132,004
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	2,427,861	7,293,395	(4,086,208)	(233,781)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	2,704,234	(1,714,834)	(1,763,124)	(376,014)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	(47,728)
Compensation Actually Paid ($)	9,750,582	11,961,853	(1,385,547)	2,695,520
Equity Valuations: For performance restricted stock unit awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end
fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end
date. For options awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant fiscal year-end
dates using the Black-Scholes option pricing model.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Listed below are the financial and
non-financial
performance measures which in our assessment represent the most important financial performance measures we used for 2023 to link CAP to our named executive officers to company performance.

Measure	Nature	Explanation

AFFO per Share	Financial measure
Non-GAAP
financial measure calculated as AFFO (Adjusted Funds From Operations) divided by the weighted number of shares outstanding, adjusted to include the dilutive effect of stock options and restricted stock units. AFFO is defined as net income (loss) plus real estate related depreciation, amortization and accretion, asset impairment and decommission costs, and adjustments for unconsolidated joint ventures, adjusted to remove the impact of non-cash
straight-line leasing revenue,
non-cash
straight-line ground lease expense,
non-cash
compensation, changes in the
non-cash
portion of our reported tax position,
non-real
estate related depreciation, amortization and accretion, amortization of deferred financing costs and debt discounts, loss from extinguishment of debt, net, other (income) and expense, acquisition and new business initiatives related adjustments and expenses, non-discretionary
cash capital expenditures, and adjustments for unconsolidated joint ventures. AFFO per Share is calculated on a constant currency basis utilizing exchange rates utilizing the budgeted exchange rates and exclude the impact of non-core
income and expenses.

Annualized Adjusted EBITDA	Financial measure
Non-GAAP
financial measure calculated as Adjusted EBITDA minus annual tower cash flow, plus four times tower cash flow for the fourth quarter. Adjusted EBITDA is defined as net income (loss) excluding the impact of interest expense, interest income, provision for or benefit from taxes, depreciation, accretion and amortization, asset impairment and decommission costs, non-cash
compensation, loss from extinguishment of debt, net, other (income) and expense, acquisition and new business initiatives related adjustments and expenses, non-cash
straight-line leasing revenue, and
non-cash
straight-line ground lease expense. Adjusted EBITDA excludes acquisition related costs which, pursuant to the adoption of new business combination accounting guidance, are expensed and included within operating expenses. Annualized Adjusted EBITDA is calculated on a constant currency basis utilizing the budgeted exchange rates and exclude the impact of non-core
income and expenses.

Relative TSR	Financial measure	SBA’s TSR performance against the S&P 500 over a three-year period.

Total Shareholder Return Amount	$ 109.31	119.01	163.7	117.81
Peer Group Total Shareholder Return Amount	100.41	100.87	140.99	105.39
Net Income (Loss)	$ 501,812,000	$ 461,429,000	$ 237,624,000	$ 24,104,000
Company Selected Measure Amount	13.08	12.25	10.74	9.43
PEO Name	Jeffrey A
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO per Share
Non-GAAP Measure Description
Non-GAAP
financial measure calculated as AFFO (Adjusted Funds From Operations) divided by the weighted number of shares outstanding, adjusted to include the dilutive effect of stock options and restricted stock units. AFFO is defined as net income (loss) plus real estate related depreciation, amortization and accretion, asset impairment and decommission costs, and adjustments for unconsolidated joint ventures, adjusted to remove the impact of non-cash
straight-line leasing revenue,
non-cash
straight-line ground lease expense,
non-cash
compensation, changes in the
non-cash
portion of our reported tax position,
non-real
estate related depreciation, amortization and accretion, amortization of deferred financing costs and debt discounts, loss from extinguishment of debt, net, other (income) and expense, acquisition and new business initiatives related adjustments and expenses, non-discretionary
cash capital expenditures, and adjustments for unconsolidated joint ventures. AFFO per Share is calculated on a constant currency basis utilizing exchange rates utilizing the budgeted exchange rates and exclude the impact of non-core
	income and expenses.
Measure:: 2
Pay vs Performance Disclosure
Name	Annualized Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Stock And Option Award Values Reported In SCT For The Covered Year On Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,148,621)	$ (9,901,690)	$ (7,172,549)	$ (10,198,671)
PEO | Fair Value For Stock And Option Awards Granted In The Covered Year At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,606,781	7,855,626	13,925,505	9,276,084
PEO | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,005,888)	(11,218,937)	20,039,610	6,726,551
PEO | Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,656,336)	(4,864,514)	(4,763,952)	7,531,487
PEO | Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(205,355)
Non-PEO NEO | Stock And Option Award Values Reported In SCT For The Covered Year On Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,283,870)	(3,598,186)	(2,585,499)	(3,734,188)
Non-PEO NEO | Fair Value For Stock And Option Awards Granted In The Covered Year At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,132,004	2,854,664	5,019,747	3,396,388
Non-PEO NEO | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(233,781)	(4,086,208)	7,293,395	2,427,861
Non-PEO NEO | Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(376,014)	$ (1,763,124)	$ (1,714,834)	$ 2,704,234
Non-PEO NEO | Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (47,728)